Assets Held for Sale - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment Assets Held For Sale Disclosure [Abstract]
Assets held-for-sale, long-lived assets		$ 0	$ 0	$ 16,316,000
Impairment loss on assets held for sales	$ 0	$ 0	$ 0	$ 19,035,000
Value of assets held-for-sale	25,000
Proceeds from disposition of assets held-for-sale	34,000
Gain (Loss) from discontinued operations	$ 9,000